UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ----------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P. Schwartz                     Bloomfield Hills, MI       2-13-02
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     143
                                            -------------------------

Form 13F Information Table Value Total:     $146,821
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
Agere Systems Inc. Class A     com 00845V100  285      50000  SH        SOLE           50000
Alltel Corporation             com 020039103  667      10800  SH        SOLE           10100  700
Anadarko Petroleum Corporation com 032511107 1052      18500  SH        SOLE           17600  900
AptarGroup, Inc.               com 038336103 1219      34800  SH        SOLE           34800
Automatic Data Processing,Inc. com 053015103  677      11500  SH        SOLE           11500
Axcelis Technologies Inc.      com 054540109 4249     329644  SH        SOLE           314599 15045
BB&T Corporation               com 066821109  596      16500  SH        SOLE           16500
Banta Corporation              com 066821109  617      20900  SH        SOLE           0      20900
Bell South Corp.               com 079860102  508      13308  SH        SOLE           1308   12000
Berkshire Hathaway CLB         com 084670207  954        378  SH        SOLE           378
Boston Scientific Corporation  com 101137107  929      38500  SH        SOLE           28000  10500
Briggs & Stratton Corp.        com 109043109  359       8400  SH        SOLE           8400
Brookstone Inc.                com 114537103 3887     331400  SH        SOLE           331400
Brunswick Corporation          com 117043109 1221      56100  SH        SOLE           56100
Cable Design Technologies
  Corporation                  com 126924109  886      64800  SH        SOLE           60900  3900
Central Securities Co.         com 155123102  233       9201  SH        SOLE           9201
Century Telephone Enterprises  com 156700106  953      29050  SH        SOLE           18600  10450
Champion Enterprises, Inc.     com 158496109 5407     439200  SH        SOLE           436200 3000
Charles Schwab Corp.           com 808513105  157      10125  SH        SOLE           0      10125
Charter One Financial Inc.     com 160903100 1290      47526  SH        SOLE           28480  19046
Citigroup Inc.                 com 172967101  246       4865  SH        SOLE           4673   192
Coach Inc.                     com 189754104 2308      59200  SH        SOLE           59200
Colgate Palmolive              com 194162103  370       6400  SH        SOLE           0      6400
Comerica Inc.                  com 200340107 1043      18200  SH        SOLE           18200
Concord EFS, Inc.              com 206189102  656      20000  SH        SOLE           20000
Conoco Inc.                    com 208251504  439      15500  SH        SOLE           500    15000
Convergys Corporation          com 212485106 3142      83800  SH        SOLE           83800
Countrywide Credit
  Industries, Inc.             com 222372104 2589      63200  SH        SOLE           56600  6600
Courier Corporation            com 222660102  788      22500  SH        SOLE           22500
Craftmade International,Inc.   com 22413E104 1571     100000  SH        SOLE           100000
Crown Pacific Partners L.P.    com 228439105 1356     228200  SH        SOLE           228200
DeVRY Inc.                     com 251893103  225       7900  SH        SOLE           7900
Deere and Company              com 244199105 1375      31501  SH        SOLE           12901  18600
Diamond Offshore Drilling, Inc.com 25271C102 1049      34500  SH        SOLE           34500
Dover Corporation              com 260003108 1446      39000  SH        SOLE           37900  1100
Eaton Corporation              com 278058102 1220      16400  SH        SOLE           8400   8000
Elan Corp. PLC                 com 284131208  360       8000  SH        SOLE           8000
Elder Beerman Stores Corp.     com 284470101 1133     385255  SH        SOLE           384255 1000
Electronic Data Systems
  Corporation                  com 285661104  658       9600  SH        SOLE           0      9600
Emerson Electric Co.           com 291011104  799      14000  SH        SOLE           8000   6000
Esterline Technologies Corp.   com 297425100 1478      92300  SH        SOLE           75200  17100
Ethan Allen Interiors Inc.     com 297602104  911      21900  SH        SOLE           21900
Exxon Mobil Corporation        com 302290101  844      21480  SH        SOLE           16200  5280
Fannie Mae                     com 313586109  382       4800  SH        SOLE           0      4800
Fifth Third Bancorp            com 316773100 1589      25916  SH        SOLE           25916
First Tennessee National Corp. com 337162101  381      10500  SH        SOLE           0      10500
Fleetwood Enterprises Inc.     com 339099103 2076     183200  SH        SOLE           183200
Forest Oil Corporation         com 346091606 1013      35900  SH        SOLE           35900
Fortune Brands Inc.            com 349631101 1033      26100  SH        SOLE           26100
General Dynamics Corporation   com 369550108  788       9900  SH        SOLE           4000   5900
General Electric Co.           com 369604103  413      10300  SH        SOLE           1000   9300
Genuine Parts Company          com 372460105 1297      35350  SH        SOLE           18780  16570
GlaxoSmithKline PLC            com 37733w105  227       4551  SH        SOLE           0      4551
Great Lakes Chemical           com 390568103  255      10500  SH        SOLE           600    9900
H & R Block, Inc.              com 093671105 1006      22500  SH        SOLE           22500
HMI Industries Inc.            com 404238107   35      50000  SH        SOLE           50000
Harris Corporation             com 413875105 1709      56000  SH        SOLE           36800  19200
Health Care Property           com 421915109 4890     135050  SH        SOLE           114950 20100
Hector Communications Corp.    com 422730101 1915     115000  SH        SOLE           115000
Hewlett-Packard Company        com 428236103  249      12100  SH        SOLE           200    11900
Hibbett Sporting Goods, Inc.   com 428565105  267       8800  SH        SOLE           8800
Host Marriott Corp.            com 44107P104  355      39500  SH        SOLE           39500
Huntington Bancshares Inc.     com 446150104 2368     137740  SH        SOLE           116400 21340
I. Gordon Corporation          com 382784106  176      16499  SH        SOLE           16499
IMPATH Inc.                    com 45255g101 1961      44050  SH        SOLE           42950  1100
Input/Output, Inc.             com 457652105 2172     264600  SH        SOLE           264600
Intel Corporation              com 458140100  591      18800  SH        SOLE           3600   15200
Invacare Corporation           com 461203101  620      18400  SH        SOLE           18400
Jacobson Stores, Inc.          com 469834105  164     265000  SH        SOLE           265000
Jones Apparel Group Inc.       com 480074103 1363      41100  SH        SOLE           41100
K-Swiss Inc. - Class A         com 482686102  648      19500  SH        SOLE           19500
KeyCorp                        com 493267108  365      15000  SH        SOLE           0      15000
Kimberly Clark Corp.           com 316773100 1369      22900  SH        SOLE           12700  10200
Kronos, Inc.                   com 501052104  484      10000  SH        SOLE           10000
Layne Christensen Company      com 521050104  600      75000  SH        SOLE           75000
Leggett & Platt, Inc.          com 524660107  826      35900  SH        SOLE           31400  4500
Leucadia National Corporation  com 527288104  514      17800  SH        SOLE           17800
Lincoln National Corp.         com 534187109  442       9100  SH        SOLE           0      9100
Littelfuse, Inc.               com 537008104 1359      51800  SH        SOLE           41200  10600
MBIA Inc.                      com 55262C100  743      13850  SH        SOLE           13850
MSC Software Corp.             com 554806109  437      28000  SH        SOLE           20000  8000
Manor Care, Inc.               com 564055101 2075      87500  SH        SOLE           87500
Marathon Oil Corporation       com 902905827  744      24800  SH        SOLE           4900   19900
Maritrans Inc.                 com 570363101  598      50000  SH        SOLE           50000
Masco Corporation              com 574599106  238       9700  SH        SOLE           9700
McDonalds Corp.                com 580135101  596      22500  SH        SOLE           22500
Merck & Co., Inc.              com 589331107  235       4000  SH        SOLE           1000   3000
Minnesota Mining &
  Manufacturing                com 604059105  591       5000  SH        SOLE           5000
Monaco Coach Corporation       com 60886R103  955      43650  SH        SOLE           43650
Morgan Stanley
  Dean Witter & Co.            com 617446109  436       7800  SH        SOLE           1200   6600
NCR Corporation                com 62886E108  304       8250  SH        SOLE           8250
NDCHealth Corporation          com 639480102  546      15800  SH        SOLE           15800
National City Corporation      com 635405103  596      20376  SH        SOLE           936    19440
Nautica Enterprises, Inc.      com 639089101  281      22000  SH        SOLE           22000
Navigant Consulting, Inc.      com 63935n107  917     166700  SH        SOLE           166700
Network Associates, Inc.       com 579057100  814      31500  SH        SOLE           29800  1700
Nobel Learning
  Communities, Inc.            com 654889104  248      40000  SH        SOLE           40000
Northrop Grumman Corporation   com 666807102  252       2500  SH        SOLE           2500
PICO Holdings, Inc.            com 693366205  625      50000  SH        SOLE           50000
Pall Corporation               com 696429307 1352      56200  SH        SOLE           30000  26200
Patterson-UTI Energy, Inc.     com 703414102 1026      44000  SH        SOLE           44000
Perrigo Company                com 714290103  118      10000  SH        SOLE           10000
Pharmacia Inc.                 com 71713U102  328       7682  SH        SOLE           214    7468
Philip Morris Companies Inc.   com 718154107  275       6000  SH        SOLE           0      6000
Plantronics, Inc.              com 727493108 7230     282000  SH        SOLE           276000 6000
Prima Energy Corp.             com 741901201 1053      48400  SH        SOLE           40300  8100
Pulte Corporation              com 745867101  558      12500  SH        SOLE           10500  2000
Rainbow Technologies, Inc.     com 750862104  740     100000  SH        SOLE           100000
Ross Stores, Inc.              com 778296103 1472      45900  SH        SOLE           45900
Royce Focus Trust              com 78080N108  499      75000  SH        SOLE           75000
Royce Micro-Cap Trust, Inc.    com 780915104  168      16015  SH        SOLE           16015
Ryans Family Steak Houses Inc. com 783519101  433      20000  SH        SOLE           20000
SBC Communications Inc.        com 78387G103  457      11656  SH        SOLE           3182   8474
SPSS Inc.                      com 78462K102  477      26900  SH        SOLE           26900
STERIS Corporation             com 859152100  338      18500  SH        SOLE           18500
Schering-Plough                com 806605101 1108      30950  SH        SOLE           21450  9500
Sensient Technologies
  Corporation                  com 913538104  395      18984  SH        SOLE           3184   15800
Sevenson Environmental
  Services, Inc.               com 818063109  564      55000  SH        SOLE           55000
Simon Property Group, Inc.     com 828806109  871      29700  SH        SOLE           1700   28000
Simpson Manufacturing Co., Inc.com 829073105  860      15000  SH        SOLE           15000
Snap-on Incorporated           com 833034101 1838      54600  SH        SOLE           33800  20800
Sparton Corp.                  com 847235108  177      26000  SH        SOLE           26000
Sprint Corp.                   com 852061100 1112      55400  SH        SOLE           36300  19100
Strayer Education, Inc.        com 863236105  263       5400  SH        SOLE           5400
Stryker Corp.                  com 863667101  379       6500  SH        SOLE           6500
SunTrust Banks, Inc.           com 867914103  483       7700  SH        SOLE           7700
TECO Energy, Inc.              com 872375100  323      12320  SH        SOLE           0      12320
TJX Companies, Inc.            com 872540109 1104      27700  SH        SOLE           17700  10000
Target Corp.                   com 87612e10610081     245589  SH        SOLE           16057  229532
Teleflex Inc.                  com 879369106 1252      26463  SH        SOLE           14563  11900
Textron, Inc.                  com 883203101  207       5000  SH        SOLE           0      5000
The Men's Wearhouse, Inc.      com 587118100  679      32900  SH        SOLE           31100  1800
The Morgan Group, Inc.
  - Class A                    com 617358106  330     134800  SH        SOLE           134800
Theragenics Corporation        com 883375107  197      20000  SH        SOLE           20000
Toll Brothers Inc.             com 889478103 1183      26950  SH        SOLE           26950
Tractor Supply Company         com 892356106  538      15800  SH        SOLE           15800
Unico American Corporation     com 904607108 1107     207000  SH        SOLE           207000
Universal Electronics Inc.     com 913483103  344      20000  SH        SOLE           20000
Vectren Corporation            com 92240G101  381      15901  SH        SOLE           0      15901
Velcro Industries N.V.         com 922571104  555      50000  SH        SOLE           50000
Washington Real Estate
  Investment Trust             com 939653101 2840     114100  SH        SOLE           93100  21000
Weyco Group, Inc.              com 962149100  444      17500  SH        SOLE           17500
Willamette Industries Inc.     com 969133107  399       7651  SH        SOLE           1651   6000
